Goodwill (Tables)	6 Months Ended
Mar. 31, 2023
Goodwill
Schedule of changes in goodwill

(in thousands)
September 30, 2022	$7,535
Measurement period adjustments	238
Foreign currency translation	43
December 31, 2022	$7,816
March 31, 2023	$7,816